UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Judy K. Mencher
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher     Wellesley, MA        February  11, 2004

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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,
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    29
Form 13F Information Table Value Total:      	79,148
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

GILAT SATELLITE NETWORKS	SHS
LTD	NEW	M51474118	768	157,111	HS		SOLE		157,111
AES CORPORATION	COM	00130H105	472	50,000	SH		SOLE		50,000
AKAMAI TECHNOLOGIES INC.	NOTE 5.500%
	7/0	00971TAC5	4,421	4,500	SH		SOLE		4,500
ALDERWOODS GROUP INC	COM	014383103	7,751	803,667	SH		SOLE		803,667
ALLSTREAM INC	CL A VTG SHS	02004C105	3,626	66,480	SH		SOLE		66,480
AMERICAN DENTAL PARTNERS	COM	025353103	818	72,100	SH		SOLE		72,100
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	14,140	14,000	SH		SOLE		14,000
BCE INC	COM	05534B109	1,003	45,000	SH		SOLE		45,000
CMGI INC	COM	125750109	356	200,000	SH		SOLE		200,000
CARRIAGE SVCS INC	COM	143905107	814	220,000	SH		SOLE		220,000
DOMTAR INC	COM	257561100	470	37,500	SH		SOLE		37,500
EL PASO CORP	COM	28336L109	819	100,000	SH		SOLE		100,000
ELAN FIN CORP LTD	NOTE 12/1	284129AC7	593	1,000	SH		SOLE		1,000
FRIENDLY ICE CREAM CORP NEW COM	358497105	1,019	105,600	SH		SOLE		105,600
HAMMONS JOHN Q HOTELS INC	CL A	408623106	456	64,700	SH		SOLE		64,700
INTERNET CAP GROUP INC	SUB NT CV
	5.5%12/2	46059CAA4	19,140	24,222	SH		SOLE		24,222
MTR GAMING GROUP INC	COM	553769100	2,524	245,000	SH		SOLE		245,000
MAIL-WELL INC	COM	560321200	2,152	466,800	SH		SOLE		466,800
PG&E CORP	COM	69331C108	694	25,000	SH		SOLE		25,000
PENN NATL GAMING INC	COM	707569109	462	20,000	SH		SOLE		20,000
PINNACLE ENTMT INC	COM	723456109	932	100,000	SH		SOLE		100,000
PRIMEDIA INC	COM	74157K101	849	300,000	SH		SOLE		300,000
QWEST COMMUNICATIONS INTL IN COM	749121109	864	200,000	SH		SOLE		200,000
RADIOLOGIX INC	COM	75040K109	1,460	430,000	SH		SOLE		430,000
REDBACK NETWORKS INC	NOTE
	5%07 4/0	757209AB7	6,080	9,000	SH		SOLE		9,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	4,590	4,500	SH		SOLE		4,500
RES-CARE INC	COM	760943100	702	86,668	SH		SOLE		86,668
TRIKON TECHNOLOGIES INC	COM NEW	896187408	427	75,000	SH		SOLE		75,000
WYNDHAM	CLA	983101106	335	500,000	SH		SOLE		500,000
YOUBET COM INC	COM	987413101	1,004	400,000	SH		SOLE		400,000
GRAND TOTAL	79,148	4,826,848	4,826,848